Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	RS INVESTMENT TRUST
Central Index Key	0000814232
Amendment Flag	false
Document Creation Date	Mar 1, 2013
Document Effective Date	Mar 1, 2013
Prospectus Date	May 1, 2012

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, C, K shares) dated May 1, 2012, as supplemented February 26, 2013

Supplement to Prospectus (Class Y shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Supplement [Text Block]	rsit3_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, C, K shares) dated May 1, 2012, as supplemented February 26, 2013

Supplement to Prospectus (Class Y shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Retail Class Prospectus | RS Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit3_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Prospectus (Class A, C, K shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.
Class Y Prospectus | RS Greater China Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	rsit3_SupplementTextBlock

RS INVESTMENT TRUST

Supplement to Prospectus (Class Y shares) dated May 1, 2012, as supplemented February 26, 2013

RS Greater China Fund

Effective March 1, 2013, the section titled “Fund Performance” is amended and restated in its entirety as follows:

Fund Performance

The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Fund Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Appendix B in the Prospectuses is hereby deleted.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The bar chart and performance table are not included because the Fund had not completed one full calendar year of investment operations as of the date of this prospectus.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	RS INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Mar 1, 2013